American Beacon Small Cap Value Fund
Supplement dated September 10, 2026 to the Prospectus and Summary Prospectus,
each dated March 1, 2026, as previously amended or supplemented

Effective August 28, 2026, Dan McKenzie of Hotchkis and Wiley Capital Management, LLC ("Hotchkis") was added as a Portfolio Manager of the American Beacon Small Cap Value Fund (the "Fund").
Effective August 31, 2026, Trip Rodgers of Westwood Management Corp. ("Westwood") was added as a Portfolio Manager of the Fund, and Matthew R. Lockridge of Westwood ceased to serve as a Portfolio Manager of the Fund.
Accordingly, effective immediately, the following changes are made to the Fund's Prospectus and Summary Prospectus, as applicable, and all references to Mr. Lockridge in the Fund's Prospectus and Summary Prospectus are removed.

1.
On page 34 of the Prospectus and 6 of the Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding Hotchkis and Westwood is deleted and replaced with the following:

Hotchkis and Wiley Capital Management, LLC	David Green Principal, Portfolio Manager Since Fund Inception (1998)	Jim Miles Principal, Portfolio Manager Since Fund Inception (1998)
Dan McKenzie, CFA Portfolio Manager Since 2026
Westwood Management Corp.	William E. Costello, CFA Senior Portfolio Manager Since 2025	Jordan Latimer, CFA Portfolio Manager Since 2025
	Frederic G. Rowsey, CFA Portfolio Manager Since 2025	Trip Rodgers, CFA Portfolio Manager Since 2026

2.
On page 61 of the Prospectus, under the heading “Fund Management - The Sub-Advisors - HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC (‘‘Hotchkis’’),” in the section “Hotchkis Portfolio Managers for the American Beacon Small Cap Value Fund,” the first paragraph is deleted and replaced with the following:

David Green, Jim Miles and Dan McKenzie participate in the investment research review and decision-making process for the Fund and coordinate the day-to-day management of the Fund.

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3.
On page 61 of the Prospectus, under the heading “Fund Management - The Sub-Advisors - HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC (‘‘Hotchkis’’),” in the section “Hotchkis Portfolio Managers for the American Beacon Small Cap Value Fund,” the following is added after the third paragraph:

Dan McKenzie, CFA, serves as a portfolio manager on the Small Cap Value and High Yield bond portfolios. He covers capital goods, utilities, leisure, residential construction and real estate companies. He is a member of the capital goods, consumer, energy and financials sector teams. Mr. McKenzie began his career at Hotchkis as a Performance Specialist and completed a three-year Research Associate program in 2010. Mr. McKenzie, a CFA® charterholder, received his BA in Economics and BS in Math/Applied Science with a Concentration in Accounting and Managerial Math from University of California, Los Angeles, and MBA from the Anderson School of Management at the University of California, Los Angeles.

4.
On page 62 of the Prospectus, under the heading “Fund Management - The Sub-Advisors - WESTWOOD MANAGEMENT CORP. (“Westwood”) the following is added after the fifth paragraph:

Trip Rodgers, CFA®, has served as Senior Vice President, Portfolio Manager, and Senior Research Analyst for Westwood since 2019. Prior to joining Westwood, Mr. Rodgers was a Portfolio Manager at BP Capital Fund Advisors. Prior to that, Mr. Rodgers was at Carlson Capital for ten years, as an industrials/materials Portfolio Manager within the Relative Value team. Prior to Carlson, Mr. Rodgers spent nine years in sell-side equity research, with five of those years at UBS as an Institutional Investor ranked analyst. At UBS, he followed industrial, building materials, and housing-related equities. Mr. Rodgers holds the CFA charter and graduated from Cornell University in 1995 with a Bachelor of Science degree in Economics.

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American Beacon Small Cap Value Fund
Supplement dated September 10, 2026 to the Statement of Additional Information
dated March 1, 2026, as previously amended or supplemented

Effective August 28, 2026, Dan McKenzie of Hotchkis and Wiley Capital Management, LLC ("Hotchkis") was added as a Portfolio Manager of the American Beacon Small Cap Value Fund (the "Fund").
Effective August 31, 2026, Trip Rodgers of Westwood Management Corp. ("Westwood") was added as a Portfolio Manager of the Fund, and Matthew R. Lockridge of Westwood ceased to serve as a Portfolio Manager of the Fund.
Accordingly, effective immediately, the following changes are made to the Fund's Statement of Additional Information (“SAI”), as applicable, and all references to Mr. Lockridge in the Fund's SAI are removed
1.
On page 65, under the heading “Portfolio Managers,” the tables relating to Hotchkis and Westwood are deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Hotchkis and Wiley Capital Management, LLC
George Davis	22 ($21.0 bil)	18 ($3.7 bil)	49 ($6.6 bil)	2 ($15.9 bil)	2 ($322.6 mil)	3 ($679.0 mil)
Scott McBride	22 ($21.0 bil)	18 ($3.7 bil)	49 ($6.6 bil)	2 ($15.9 bil)	2 ($322.6 mil)	3 ($679.0 mil)
Doug Campbell	22 ($21.0 bil)	18 ($3.7 bil)	49 ($6.6 bil)	2 ($15.9 bil)	2 ($322.6 mil)	3 ($679.0 mil)
David Green	22 ($21.0 bil)	18 ($3.7 bil)	49 ($6.6 bil)	2 ($15.9 bil)	2 ($322.6 mil)	3 ($679.0 mil)
Jim Miles	22 ($21.0 bil)	18 ($3.7 bil)	49 ($6.6 bil)	2 ($15.9 bil)	2 ($322.6 mil)	3 ($679.0 mil)
Dan McKenzie*	26 ($25.1 bil)	18 ($4.5 bil)	58 ($7.4 bil)	2 ($17.4 bil)	2 ($0.4 bil)	3 ($0.7 bil)
*As of June 30, 2026.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Westwood Management Corp.
William E. Costello, CFA	3 ($1.2 bil)	7 ($946 mil)	31 ($2.1 bil)	None	None	None
Frederic G. Rowsey, CFA	2 ($1.1 bil)	4 ($166 mil)	20 ($1.6 bil)	None	None	None
Jordan Latimer, CFA	2 ($1.1 bil)	4 ($166 mil)	27 ($1.6 bil)	None	None	None
Trip Rodgers, CFA*	1 ($114.4 mil)	3 ($849.5 mil)	16 ($570.6 mil)	None	None	None
*As of June 30, 2026.

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2.
On page 74, under the heading “Portfolio Managers - Ownership of the Funds,” the tables relating to Hotchkis and Westwood are deleted and replaced with the following:
Name of Investment Advisor and Portfolio Managers	American Beacon Balanced Fund	American Beacon Large Cap Value Fund	American Beacon Small Cap Value Fund
Hotchkis and Wiley Capital Management, LLC
George Davis	None	None	N/A
David Green	N/A	N/A	None
Scott McBride	None	None	N/A
Jim Miles	N/A	N/A	None
Doug Campbell	None	None	N/A
Dan McKenzie*	N/A	N/A	None
   *As of August 27, 2026

Name of Investment Advisor and Portfolio Managers	American Beacon Small Cap Value Fund
Westwood Management Corp.
William E. Costello, CFA	None
Frederic G. Rowsey, CFA	None
Jordan Latimer, CFA	None
Trip Rodgers, CFA	None
*As of August 31, 2026

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